Intangible assets, airport concessions and goodwill - Net: - Additional information (Details) $ in Thousands, $ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended				36 Months Ended
	May 31, 2019	May 15, 2008	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure by geographical areas:
Amortisation expense					$ 1,945,184		$ 1,877,315	$ 1,820,239
Amortization commercial rights					$ 177,558		$ 186,638	181,545
Explanation of value assigned to key assumption					Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of recognizing an impairment of Ps.843,424 and an excess of Ps.3,725,218, in Aerostar, respectively, and an excess of Ps.235,889 and Ps.424,719 in Airplan, respectively.	Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of recognizing an impairment of Ps.843,424 and an excess of Ps.3,725,218, in Aerostar, respectively, and an excess of Ps.235,889 and Ps.424,719 in Airplan, respectively.	Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.61,088 and Ps.4,120,188, in Aerostar, respectively, and Ps.258,900 and Ps.620,260 in Airplan, respectively.
Impairment testing on all CGUs considering the entire value of intangible assets, airport concessions and goodwill					$ 2,469,378
Original concession period for operating rights		25 years			50 years	50 years
Airplan
Disclosure by geographical areas:
Original concession period for operating rights		15 years			40 years	40 years
Minimum | Airplan
Disclosure by geographical areas:
Original concession period for operating rights					24 years	24 years
CGU Aerostar
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows					30 years	30 years	P31Y
Cash payments						$ 2,500
CGU Aerostar | Positive
Disclosure by geographical areas:
Percentage applied to passenger traffic					5.00%	5.00%	5.00%
Amount in excess of cash flow projections					$ 843,424		$ 61,088		$ 843,424
CGU Aerostar | Negative
Disclosure by geographical areas:
Percentage applied to passenger traffic					5.00%	5.00%	5.00%
Amount in excess of cash flow projections					$ 3,725,218		$ 4,120,188		3,725,218
CGU Airplan
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows					P10Y	P10Y	P11Y
CGU Airplan | Positive
Disclosure by geographical areas:
Percentage applied to passenger traffic					5.00%	5.00%	10.00%
Amount in excess of cash flow projections					$ 235,889		$ 258,900		235,889
CGU Airplan | Negative
Disclosure by geographical areas:
Percentage applied to passenger traffic					5.00%	5.00%	10.00%
Amount in excess of cash flow projections					$ 424,719		$ 620,260		$ 424,719
Licences
Disclosure by geographical areas:
Amortisation expense					49,715		37,974	29,632
Colombia (Airplan)
Disclosure by geographical areas:
Amortisation expense					315,848		339,676	357,934
Amortization commercial rights					$ 99,560		$ 104,651	$ 101,795
Percent of obligation to pay consideration on gross income					19.00%	19.00%	19.00%	19.00%
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Amortisation expense					$ 489,041		$ 486,507	$ 492,505
Percent of obligation to pay consideration on gross income	5.00%		5.00%	5.00%					5.00%
Mexico
Disclosure by geographical areas:
Amortisation expense					$ 863,183		$ 759,798	$ 686,460
Percent of obligation to pay consideration on gross income					5.00%	5.00%	5.00%	5.00%